Debt Issuance Costs (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Cash paid as fees for debt arrangements	$ 0	$ 5,000
Amortization of debt issuance costs	$ 0	$ 18,917